Borrowings - Schedule of Loans From PRC Banks and Other Financial Institutions (Details) - Asset Pledged as Collateral [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Debt Conversion [Line Items]
Total	$ 90,702,178	$ 3,348,254
Buildings, net [Member]
Debt Conversion [Line Items]
Total	3,261,942	3,348,254
Construction in progress [Member]
Debt Conversion [Line Items]
Total	81,275,455
Land use rights, net [Member]
Debt Conversion [Line Items]
Total	$ 6,164,781